Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property plant and equipment
Schedule of property plant and equipment
	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Balance as of June 30, 2020	58,450	2,780	15,864	1,943	52,004	16,634	147,675
Costs	64,204	5,051	35,020	6,392	235,127	38,636	384,430
Accumulated depreciation	(5,754)	(2,271)	(19,156)	(4,449)	(183,123)	(22,002)	(236,755)
Net book amount at June 30, 2020	58,450	2,780	15,864	1,943	52,004	16,634	147,675

Additions	2,188	234	461	159	952	1,546	5,540
Disposals	(958)	-	(144)	(11)	(90)	(180)	(1,383)
Deconsolidation	(10,006)	-	(7,027)	(1,304)	(46,443)	(13,914)	(78,694)
Currency translation adjustment	(1,589)	-	(512)	(108)	(3,747)	(1,118)	(7,074)
Transfers	3,276	-	3,298	2	-	25	6,601
Depreciation charge (ii)	(677)	(771)	(735)	(195)	(2,676)	(1,828)	(6,882)
Balance as of June 30, 2021	50,684	2,243	11,205	486	-	1,165	65,783

Costs	57,115	5,285	31,096	5,130	185,799	24,995	309,420
Accumulated depreciation	(6,431)	(3,042)	(19,891)	(4,644)	(185,799)	(23,830)	(243,637)
Net book amount at June 30, 2021	50,684	2,243	11,205	486	-	1,165	65,783

Additions	2,113	617	692	156	-	444	4,022
Disposals	(1,714)	(5)	(22)	(2)	-	(24)	(1,767)
Transfers	3,202	(6)	1,498	19	-	-	4,713
Depreciation charge (ii)	(576)	(719)	(634)	(188)	-	(167)	(2,284)
Transfer to assets held for sale	(1,177)	-	-	-	-	-	(1,177)
Currency translation adjustment	(8,961)	(521)	(162)	-	-	(214)	(9,858)
Balance as of June 30, 2022	43,571	1,609	12,577	471	-	1,204	59,432

Costs	47,875	3,768	17,168	4,855	-	2,601	76,267
Accumulated depreciation	(4,304)	(2,159)	(4,591)	(4,384)	-	(1,397)	(16,835)
Net book amount at June 30, 2022	43,571	1,609	12,577	471	-	1,204	59,432